Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels' depreciation	$ 9,646	$ 5,886	$ 4,372
Depreciation of office furniture and equipment	38	36	42
Depreciation of right of use asset (Note 16)	328	314	311
Total	$ 10,012	$ 6,236	$ 4,725